                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02281

                      THE HARTFORD INCOME SHARES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          James R. Heavner Jr., Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 843-8715

Date of fiscal year end: July 31st

Date of reporting period: April 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

 THE HARTFORD INCOME SHARES FUND, INC.

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 0.5%
            FINANCE -- 0.3%
 $  341     AQ Finance CEB Trust,
              8.02%, 8-25-2033 M##............................  $    338
                                                                --------
            TRANSPORTATION -- 0.2%
    277     Northwest Airlines, Inc., 6.81%, 2-1-2020.........       241
                                                                --------
            Total asset backed and
              commercial mortgage securities
              (cost $589).....................................  $    579
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 68.4%
            BASIC MATERIALS -- 5.3%
    500     Newmont Mining Corp.,
              8.625%, 5-15-2011...............................       598
    300     Olin Corp., 9.125%,
              12-15-2011......................................       369
    685     Phelps Dodge Corp.,
              8.75%, 6-1-2011.................................       823
    250     Phelps Dodge Corp.,
              9.50%, 6-1-2031.................................       379
  2,000     Union Carbide Corp.,
              7.75%, 10-1-2096................................     2,089
  1,000     Westvaco Corp.,
              8.20%, 1-15-2030................................     1,241
                                                                --------
                                                                   5,499
                                                                --------
            CAPITAL GOODS -- 1.6%
    170     Briggs & Stratton Corp.,
              8.875%, 3-15-2011...............................       195
  1,250     Tyco International Group S.A.,
              7.00%, 6-15-2028................................     1,466
                                                                --------
                                                                   1,661
                                                                --------
            CONSUMER CYCLICAL -- 9.5%
  1,000     Albertson's, Inc.,
              8.70%, 5-1-2030.................................     1,247
  1,000     Federated Department Stores, Inc.,
              8.50%, 6-1-2010.................................     1,167
  4,000     Ford Motor Co.,
              7.45%, 7-16-2031................................     3,287
  1,000     Ford Motor Co.,
              7.70%, 5-15-2097................................       766
  1,000     General Motors Corp.,
              8.25%, 7-15-2023................................       765
  1,000     General Motors Corp.,
              8.375%, 7-15-2033...............................       761
    500     May Department Stores Co.,
              8.50%, 6-1-2019.................................       626
  1,000     TRW, Inc., 7.75%,
              6-1-2029........................................     1,281
                                                                --------
                                                                   9,900
                                                                --------
            ENERGY -- 7.1%
    850     Burlington Resources, Inc.,
              9.125%, 10-1-2021...............................     1,160
  1,500     Columbia Energy Group,
              7.62%, 11-28-2025...............................     1,578

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
            ENERGY -- (CONTINUED)
 $1,000     ConocoPhillips Holding Co.,
              6.95%, 4-15-2029................................  $  1,219
    750     Halliburton Co.,
              5.625%, 12-1-2008...............................       777
  1,000     Occidental Petroleum Corp.,
              8.45%, 2-15-2029................................     1,384
  1,000     Valero Energy Corp.,
              8.75%, 6-15-2030................................     1,308
                                                                --------
                                                                   7,426
                                                                --------
            FINANCE -- 14.1%
    500     Capital One Bank,
              8.25%, 6-15-2005................................       503
  1,000     CNA Financial Corp.,
              7.25%, 11-15-2023...............................     1,076
  1,000     EOP Operating L.P.,
              7.50%, 4-19-2029................................     1,160
  1,000     ERAC USA Finance Co.,
              8.00%, 1-15-2011 M..............................     1,165
  3,000     Farmers Exchange Capital,
              7.20%, 7-15-2048 M..............................     3,189
  2,650     General Motors Acceptance Corp.,
              8.00%, 11-1-2031................................     2,230
    500     Household Finance Corp.,
              7.00%, 5-15-2012................................       564
    250     Liberty Mutual Group,
              7.00%, 3-15-2034 M..............................       258
  1,000     Mony Group, Inc.,
              8.35%, 3-15-2010................................     1,155
  1,000     ReliaStar Financial Corp.,
              8.00%, 10-30-2006...............................     1,058
  1,000     Spieker Properties, Inc.,
              7.50%, 10-1-2027................................     1,162
  1,000     Travelers Property Casualty Corp.,
              7.75%, 4-15-2026................................     1,249
                                                                --------
                                                                  14,769
                                                                --------
            SERVICES -- 10.8%
  1,000     Belo Corp.,
              7.25%, 9-15-2027................................     1,159
    750     Clear Channel Communications, Inc.,
              7.65%, 9-15-2010................................       810
  1,000     Comcast Cable Communications, Inc.,
              8.50%, 5-1-2027.................................     1,323
  1,000     Cox Enterprises, Inc.,
              8.00%, 2-15-2007 M..............................     1,059
    750     Electronic Data Systems Corp.,
              7.45%, 10-15-2029...............................       783
  1,000     FedEx Corp.,
              7.84%, 1-30-2018................................     1,186
  1,000     Hearst-Argyle Television, Inc.,
              7.00%, 1-15-2018................................     1,107
    750     Hilton Hotels Corp.,
              8.25%, 2-15-2011................................       865
  1,500     News America Holdings, Inc.,
              8.875%, 4-26-2023...............................     1,952

 THE HARTFORD INCOME SHARES FUND, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
CORPORATE BONDS: INVESTMENT
GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
 $  500     USA Networks, Inc.,
              6.75%, 11-15-2005...............................  $    506
    500     USA Waste Management, Inc.,
              7.125%, 12-15-2017..............................       575
                                                                --------
                                                                  11,325
                                                                --------
            TECHNOLOGY -- 11.7%
  1,500     AT&T Wireless Services, Inc.,
              8.75%, 3-1-2031.................................     2,046
  1,500     Cox Communications, Inc.,
              6.80%, 8-1-2028.................................     1,596
  1,000     Raytheon Co.,
              7.20%, 8-15-2027................................     1,199
    250     Sprint Capital Corp.,
              6.00%, 1-15-2007................................       257
  1,500     Sprint Capital Corp.,
              6.875%, 11-15-2028..............................     1,673
  1,500     Tele-Communications, Inc.,
              9.80%, 2-1-2012.................................     1,911
    400     TELUS Corp.,
              8.00%, 6-1-2011.................................       462
    700     Time Warner Companies, Inc.,
              6.625%, 5-15-2029...............................       761
  1,800     Time Warner Entertainment Co. L.P.,
              8.375%, 7-15-2033...............................     2,342
                                                                --------
                                                                  12,247
                                                                --------
            TRANSPORTATION -- 4.6%
  2,500     American Airlines, Inc.,
              7.86%, 10-1-2011................................     2,583
  1,000     Continental Airlines, Inc.,
              7.92%, 5-1-2010.................................       995
  1,000     Norfolk Southern Corp.,
              8.625%, 5-15-2010...............................     1,176
                                                                --------
                                                                   4,754
                                                                --------
            UTILITIES -- 3.7%
    419     American Electric Power Co., Inc.,
              6.125%, 5-15-2006...............................       428
  1,000     CMS Panhandle Holding Co.,
              7.00%, 7-15-2029................................     1,145
    750     FirstEnergy Corp.,
              6.45%, 11-15-2011...............................       805
  1,400     TXU Corp.,
              6.375%, 6-15-2006...............................     1,432
                                                                --------
                                                                   3,810
                                                                --------
            Total corporate bonds:
              investment grade
              (cost $61,017)..................................  $ 71,391
                                                                --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 26.6%
            BASIC MATERIALS -- 2.8%
  1,000     Abitibi-Consolidated, Inc.,
              8.85%, 8-1-2030.................................       850
    750     Equistar Chemicals L.P.,
              10.125%, 9-1-2008...............................       825

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
            BASIC MATERIALS -- (CONTINUED)
 $  500     Hercules, Inc.,
              11.125%, 11-15-2007.............................  $    571
    235     Nova Chemicals Corp.,
              7.00%, 5-15-2006................................       240
    250     Stone Container Corp.,
              9.75%, 2-1-2011.................................       262
    163     United States Steel LLC,
              10.75%, 8-1-2008................................       183
                                                                --------
                                                                   2,931
                                                                --------
            CAPITAL GOODS -- 1.6%
    525     Bombardier, Inc.,
              6.75%, 5-1-2012 M...............................       472
  1,250     Bombardier, Inc.,
              7.45%, 5-1-2034 M...............................     1,025
    200     Jorgensen (Earle M.) Co.,
              9.75%, 6-1-2012.................................       212
                                                                --------
                                                                   1,709
                                                                --------
            CONSUMER CYCLICAL -- 1.7%
    500     Delhaize America, Inc.,
              9.00%, 4-15-2031................................       589
    120     Dillard's, Inc.,
              6.625%, 1-15-2018...............................       113
     85     Dillard's, Inc.,
              7.13%, 8-1-2018.................................        82
    225     Navistar International Corp.,
              9.375%, 6-1-2006................................       232
  1,000     Toys R Us, Inc.,
              7.375%, 10-15-2018..............................       790
                                                                --------
                                                                   1,806
                                                                --------
            ENERGY -- 1.5%
    500     Williams Companies, Inc.,
              7.125%, 9-1-2011................................       521
  1,000     Williams Companies, Inc.,
              7.625%, 7-15-2019...............................     1,073
                                                                --------
                                                                   1,594
                                                                --------
            FINANCE -- 0.8%
    100     IPC Acquisition Corp.,
              11.50%, 12-15-2009..............................       110
    750     Qwest Capital Funding, Inc.,
              6.50%, 11-15-2018...............................       559
    115     Western Financial Bank,
              9.625%, 5-15-2012...............................       125
                                                                --------
                                                                     794
                                                                --------
            HEALTH CARE -- 0.2%
    150     United Surgical Partners International, Inc.,
              10.00%, 12-15-2011..............................       165
                                                                --------
            SERVICES -- 4.0%
    250     Mandalay Resort Group,
              7.625%, 7-15-2013...............................       258
  1,000     MGM Mirage, Inc.,
              8.50%, 9-15-2010................................     1,090
  1,250     Park Place Entertainment Corp.,
              8.50%, 11-15-2006...............................     1,319

 THE HARTFORD INCOME SHARES FUND, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
CORPORATE BONDS: NON-INVESTMENT
GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
 $  750     Service Corp. International,
              6.50%, 3-15-2008................................  $    754
    750     Starwood Hotels & Resorts Worldwide, Inc.,
              7.375%, 5-1-2007................................       776
                                                                --------
                                                                   4,197
                                                                --------
            TECHNOLOGY -- 9.6%
  1,750     AT&T Corp.,
              9.75%, 11-15-2031...............................     2,179
    675     Charter Communications Holdings LLC,
              10.00%, 5-15-2011...............................       472
    260     Charter Communications Holdings LLC,
              8.25%, 4-1-2007.................................       241
    500     Citizens Communications Co.,
              9.00%, 8-15-2031................................       501
    750     Dobson Communications Corp.,
              10.875%, 7-1-2010...............................       675
    375     Hyperion Telecommunications,
              12.25%, 9-1-2004l6 --XVD........................        91
    250     Level 3 Communications, Inc.,
              11.00%, 3-15-2008...............................       215
    595     Level 3 Communications, Inc.,
              11.25%, 3-15-2010...............................       476
    145     Level 3 Communications, Inc.,
              9.125%, 5-1-2008................................       114
  1,500     Lucent Technologies, Inc.,
              6.45%, 3-15-2029................................     1,266
     99     MCI, Inc.,
              6.91%, 5-1-2007.................................       100
     99     MCI, Inc.,
              7.69%, 5-1-2009.................................       102
     85     MCI, Inc.,
              8.735%, 5-1-2014................................        92
    650     Nortel Networks Corp.,
              6.875%, 9-1-2023................................       595
    650     Nortel Networks Ltd.,
              6.125%, 2-15-2006...............................       652
    100     PanAmSat Corp.,
              6.875%, 1-15-2028...............................        89
    100     Qwest Corp.,
              6.875%, 9-15-2033...............................        83
    270     Rogers Cable, Inc.,
              6.25%, 6-15-2013................................       253
    500     Rogers Cable, Inc.,
              8.75%, 5-1-2032.................................       550
  1,000     Rogers Cantel, Inc.,
              9.75%, 6-1-2016.................................     1,170
                                                                --------
                                                                   9,916
                                                                --------
            TRANSPORTATION -- 1.6%
    170     CP Ships Ltd.,
              10.375%, 7-15-2012..............................       191
  1,200     Delta Air Lines, Inc.,
              10.50%, 4-30-2016 V.............................       590

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
            TRANSPORTATION -- (CONTINUED)
 $  500     Delta Air Lines, Inc.,
              7.57%, 5-18-2012................................  $    461
    500     NWA Trust,
              13.875%, 6-21-2008..............................       380
                                                                --------
                                                                   1,622
                                                                --------
            UTILITIES -- 2.8%
    115     Calpine Corp.,
              7.875%, 4-1-2008................................        57
    310     Calpine Corp.,
              8.50%, 2-15-2011................................       153
  1,000     El Paso Corp.,
              8.05%, 10-15-2030...............................       938
    720     Sierra Pacific Power Co.,
              8.00%, 6-1-2008.................................       760
  1,000     TECO Energy, Inc.,
              7.20%, 5-1-2011.................................     1,058
                                                                --------
                                                                   2,966
                                                                --------
            Total corporate bonds:
              non-investment grade
              (cost $27,333)..................................  $ 27,700
                                                                --------
U.S. GOVERNMENT SECURITIES -- 1.0%
            U.S. TREASURY SECURITIES -- 1.0%
    780     3.625% 2008 M.....................................       996
                                                                --------
            Total U.S. government securities
              (cost $996).....................................  $    996
                                                                --------
U.S. GOVERNMENT AGENCIES -- 0.6%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
     41     10.50% 2017.......................................        47
     20     11.25% 2010.......................................        21
     13     11.50% 2015.......................................        15
     33     11.75% 2010.......................................        36
     15     9.00% 2022........................................        17
                                                                --------
                                                                     136
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
     74     10.50% 2017-2020..................................        84
     75     11.00% 2011-2018..................................        84
     16     12.00% 2014.......................................        18
     26     12.50% 2015.......................................        29
    115     8.00% 2024-2025...................................       126
                                                                --------
                                                                     341
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.2%
    104     9.00% 2021........................................       114
     78     9.50% 2020........................................        87
                                                                --------
                                                                     201
                                                                --------
            Total U.S. government agencies
              (cost $629).....................................  $    678
                                                                --------

 THE HARTFORD INCOME SHARES FUND, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                          VALUE +
---------                                                       --------
COMMON STOCK -- 0.7%
            CONSUMER CYCLICAL -- 0.0%
      1     Hosiery Corp. of America, Inc. Class A --VD.......         r
                                                                --------
            TECHNOLOGY -- 0.7%
      2     Global Crossing Ltd. A --.........................  $     19
     13     MCI, Inc. ........................................       342
      7     McLeod USA, Inc. (Warrants).......................         r
      5     NTL, Inc. --......................................       322
                                                                --------
            Total common stock
              (cost $381).....................................  $    683
                                                                --------
            Total Investments in securities
              (cost $90,945) O................................  $102,027
                                                                --------
            Other assets & liabilities........................     2,302
                                                                --------
            Total net assets..................................  $104,329
                                                                --------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.21% of total net assets at April 30, 2005.

  D Securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The value of these securities at April 30, 2005, was $91, which represents 0.09% of total net assets.

  -- Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  X Debt security in default due to bankruptcy. This security matured while in bankruptcy. Subsequent to April 30, 2005, the security has been deemed worthless.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $91,003 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $14,671
      Unrealized depreciation.........................   (3,647)
                                                        -------
      Net unrealized appreciation.....................  $11,024
                                                        =======

   + For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD     SHARES/                                     COST
      ACQUIRED     PAR                SECURITY              BASIS
      --------   -------              --------              -----
      1996        1,200    Delta Air Lines, Inc. due 2016   $1,397
      1994            1    Hosiery Corp. of America, Inc.        8
                           Class A -- 144A
      2000          375    Hyperion Telecommunications         267

     The aggregate value of these securities at April 30, 2005 was $681, which represents 0.65% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $7,506, which represents 7.19% of total net assets.

## Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005.

 M U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

         (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          THE HARTFORD INCOME SHARES FUND, INC.


Date:  June 15, 2005                      By: /s/David M. Znamierowski
                                              ------------------------
                                              David M. Znamierowski
                                              Its: President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  June 15, 2005                      By: /s/David M. Znamierowski
                                              -------------------------
                                              David M. Znamierowski
                                              Its: President


Date:  June 15, 2005                      By: /s/Tamara L. Fagely
                                              -------------------
                                              Tamara L. Fagely
                                              Its: Vice President, Controller
                                              and Treasurer

                                  EXHIBIT LIST


99.CERT           Certifications

                  (i) Section 302 certification of principal executive officer

                  (ii) Section 302 certification of principal financial officer